BUSINESS ORGANIZATION AND NATURE OF OPERATIONS (Details) - USD ($)	1 Months Ended
	Mar. 31, 2014	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 26, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Amount of payable owed to former officer and director, exchanged for assets sold	$ 1,500,000
Number of common shares issued in exchange for certain intellectual property	38,690,000
Total number of common shares previously outstanding, cancelled during period					41,690,000
Common stock, shares outstanding		47,832,198	44,988,500	44,060,000	43,620,000